Income taxes - Schedule of effective tax rate (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income taxes
U.S. Statutory rates	21.00%	21.00%	21.00%
Foreign income not recognized in USA	(21.00%)	(21.00%)	(21.00%)
China income taxes (including Hong Kong SAR)	5.10%	7.70%	4.10%
Australia income taxes	0.10%	0.20%	(0.60%)
Impact of tax rate in other jurisdictions	(15.80%)	(2.10%)	(1.30%)
Impact of tax reduction of Hong Kong profits tax			0.10%
Tax effect of non-deductible expenses	11.10%	1.60%	(0.40%)
Valuation allowance	(0.70%)		4.20%
Under provision in respect of prior years		0.10%	(1.60%)
Other			0.10%
Effective income taxes	0.20%	7.50%	4.60%